Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of notes payables
		June 30, 2021
	Balance as of January 1, 2021	Notes Issued	Note Payments	Balance as of June 30, 2021
Related party notes payable
Anthony Mack 2018 Promissory Note	$500,000	$—	$—	$500,000
Anthony Mack 2019 Promissory Note	500,000	—	—	500,000
Related party notes payable	—	100,000	(100,000)	—
Total related party notes payable	1,000,000	100,000	(100,000)	1,000,000
RRD Note	493,480	—	(493,480)	—
SBA PPP Loan	72,100	—	—	72,100
Total notes payable	1,565,580	100,000	(593,480)	1,072,100
Less: Current portion of notes payable	543,990	100,000	(593,480)	50,510
Total non-current portion of notes payable	$1,021,590	$—	$—	$1,021,590

	December 31, 2020
	Balance as of January 1, 2020	Notes issued	Balance as of December 31, 2020
Related party notes payable
Anthony Mack 2018 Promissory Note	$500,000	$—	$500,000
Anthony Mack 2019 Promissory Note	500,000	—	500,000
Total related party notes payable	1,000,000	—	1,000,000
RRD Note	264,520	228,960	493,480
SBA PPP Loan	—	72,100	72,100
Total notes payable	$1,264,520	$301,060	$1,565,580
Less: Current portion of notes payable	1,264,520	279,470	543,990
Total non-current portion of notes payable	$—	$21,590	$1,021,590

	December 31, 2019
	Balance as of January 1, 2019	Notes Issued	Balance as of December 31, 2019
Related party notes payable
Anthony Mack 2018 Promissory Note	$500,000	$—	$500,000
Anthony Mack 2019 Promissory Note	—	500,000	500,000
Total related party notes payable	500,000	500,000	1,000,000
RRD Note	—	264,520	264,520
Total notes payable	500,000	764,520	1,264,520
Less: Current portion of notes payable	500,000	764,520	1,264,520
Total non-current portion of notes payable	$—	$—	$—

Schedule of principal payments on note payables
Years ending December 31,
2021	$50,510
2022	21,590
2023	1,000,000
Total payments	$1,072,100

Years ending December 31,
2021	$543,990
2022	21,590
2023	1,000,000
2024	—
Total payments	$1,565,580